Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of intangible assets
	9/30/2013	6/30/2013
Moneytech and mPayments software	$5,964,274	$5,239,641
Domain name	202,175	198,353
Accumulated amortization	(2,527,369)	(1,925,227)
	$3,639,080	$3,512,767

	2013	2012
Moneytech software	$4,574,761	$5,101,997
mPayments software	664,880	-
Domain name	198,353	-
Accumulated amortization	(1,925,227)	(1,634,125)
	$3,512,767	$3,467,872

Summary of amortization expense of intangible assets
June 30, 2014	$456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$3,512,767